Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheet

PARENT COMPANY BALANCE SHEETS

	December 31, 2024	December 31, 2023
ASSETS
Cash and cash equivalents	$1,088,565	$150,071
Short-term investment	4,040,000	5,241,677
Other current assets	54,383	143,208
Due from subsidiaries, VIE and VIE’s subsidiaries	12,247,807	7,948,307
Investment in subsidiaries, VIE and VIE’s subsidiaries	5,113,612	5,756,419
Total Assets	$22,544,367	$19,239,682

LIABILITIES AND EQUITY
Total Liabilities	$-	$-

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary Share (par value $0.001 per share, 450,000,000 shares authorized; 24,839,131 and 2,054,943* shares issued and outstanding on December 31, 2024 and 2023, respectively)	24,840	2,056
Class B Ordinary Share (par value $0.001 per share, 50,000,000 shares authorized; 549,772 and 549,772* shares issued and outstanding on December 31, 2024 and 2023, respectively)	550	550
Additional paid-in capital	29,059,063	25,133,933
Accumulated deficit	(6,540,086)	(5,896,857)
Total Shareholders’ Equity	22,544,367	19,239,682
Total Liabilities and Shareholders’ Equity	$22,544,367	$19,239,682

*	Retrospectively restated for the effect of share consolidation (see Note 18).

Schedule of Parent Company Statements of Operations and Comprehensive (Loss) Income

PARENT COMPANY STATEMENTS OF OPERATIONS

	For the Years Ended December 31,
	2024	2023	2022
Equity in loss of subsidiaries	$(642,807)	$(11,440,721)	$(2,919,423)
General and administrative expenses	(192,233)	(82,620)	(23,193)
Interest income	191,811	187,430	1,725
Net Loss	$(643,229)	(11,335,911)	(2,940,891)

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2024	2023	2022
Cash Flows from Operating Activities:
Net Cash Provided by (Used in) Operating Activities	$198,117	$(193,778)	$139,309

Cash Flows from Investing Activities:
Proceeds from redemption of short-term investments	10,269,677	-	-
Investments in short-term investments	(9,068,000)	(5,241,677)	-
Loans (made to) repaid from subsidiaries, VIE and VIE’s subsidiaries	(4,299,500)	1,475,310	(1,638,455)
Net Cash Used in Investing Activities	(3,097,823)	(3,766,367)	(1,638,455)

Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with direct offering, net off issuance cost	3,838,200	-	1,850,744
Net Cash Provided by Financing Activities	3,838,200	-	1,850,744

Net increase (decrease) in cash and cash equivalents	938,494	(3,960,145)	351,598
Cash and cash equivalents at beginning of year	150,071	4,110,216	3,758,618
Cash and cash equivalents at end of year	$1,088,565	$150,071	$4,110,216